Supplemental Condensed Consolidating Financial Information - Condensed Statements of Operations (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Condensed Income Statements, Captions [Line Items]
Total revenues	$ 8,911	$ 8,829	$ 16,451	$ 16,380
Cost and Expenses:
Cost of goods sold	6,922	6,851	12,799	12,765
Selling, general and administrative expenses	752	765	1,504	1,490
Research and development expenses	298	297	555	561
Restructuring expenses	30	20	42	29
Interest expense	338	301	649	573
Other, net	86	67	198	170
Total cost and expenses	8,426	8,301	15,747	15,588
Income (loss) before income taxes and equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	485	528	704	792
Income taxes	158	221	301	359
Equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	31	41	56	66
Net income (loss)	358	348	459	499
Net income attributable to noncontrolling interests	4	65	5	105
Net income (loss) attributable to owners of the parent	354	283	454	394
CNH Industrial N.V. [Member]
Condensed Income Statements, Captions [Line Items]
Total revenues	592	547	1,114	1,065
Cost and Expenses:
Cost of goods sold	524	460	977	894
Selling, general and administrative expenses	28	34	55	70
Research and development expenses	4	4	8	7
Interest expense	60	46	105	86
Interest compensation to Financial Services	4	3	7	6
Other, net	7	384	32	412
Total cost and expenses	627	931	1,184	1,475
Income (loss) before income taxes and equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(35)	(384)	(70)	(410)
Income taxes	16	3	6	(7)
Equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	405	670	530	797
Net income (loss)	354	283	454	394
Net income (loss) attributable to owners of the parent	354	283	454	394
Case New Holland Industrial Inc. [Member]
Condensed Income Statements, Captions [Line Items]
Total revenues	3	3	5	5
Cost and Expenses:
Interest expense	57	70	113	139
Other, net		1
Total cost and expenses	57	71	113	139
Income (loss) before income taxes and equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(54)	(68)	(108)	(134)
Income taxes	(10)	(26)	(32)	(51)
Equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	217	278	417	330
Net income (loss)	173	236	341	247
Net income (loss) attributable to owners of the parent	173	236	341	247
Guarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Total revenues	3,751	3,814	6,913	6,986
Cost and Expenses:
Cost of goods sold	2,946	3,004	5,424	5,529
Selling, general and administrative expenses	176	166	342	332
Research and development expenses	107	108	202	206
Restructuring expenses	18		20
Interest expense	33	34	67	71
Interest compensation to Financial Services	58	47	104	89
Other, net	30	(331)	52	(298)
Total cost and expenses	3,368	3,028	6,211	5,929
Income (loss) before income taxes and equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	383	786	702	1,057
Income taxes	220	147	294	233
Equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	114	97	197	181
Net income (loss)	277	736	605	1,005
Net income (loss) attributable to owners of the parent	277	736	605	1,005
All Other Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Total revenues	6,581	6,504	12,122	12,134
Cost and Expenses:
Cost of goods sold	5,267	5,225	9,732	9,780
Selling, general and administrative expenses	548	565	1,107	1,088
Research and development expenses	187	185	345	348
Restructuring expenses	12	20	22	29
Interest expense	327	302	622	554
Other, net	49	13	114	56
Total cost and expenses	6,390	6,310	11,942	11,855
Income (loss) before income taxes and equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	191	194	180	279
Income taxes	(68)	97	33	184
Equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	47	449	91	502
Net income (loss)	306	546	238	597
Net income attributable to noncontrolling interests	4	65	5	105
Net income (loss) attributable to owners of the parent	302	481	233	492
Eliminations [Member]
Condensed Income Statements, Captions [Line Items]
Total revenues	(2,016)	(2,039)	(3,703)	(3,810)
Cost and Expenses:
Cost of goods sold	(1,815)	(1,838)	(3,334)	(3,438)
Interest expense	(139)	(151)	(258)	(277)
Interest compensation to Financial Services	(62)	(50)	(111)	(95)
Total cost and expenses	(2,016)	(2,039)	(3,703)	(3,810)
Equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(752)	(1,453)	(1,179)	(1,744)
Net income (loss)	(752)	(1,453)	(1,179)	(1,744)
Net income (loss) attributable to owners of the parent	$ (752)	$ (1,453)	$ (1,179)	$ (1,744)